SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	587,795	22,588	220,526	4,907
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	1,558	1,558	1,558	1,558
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares		18,496	37,915	1,916
Series A convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	27,097		4,320
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total potentially dilutive shares	237,746	2,533	176,733	1,432